Nature of Operations and Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Vessels Chartered

The following table provides information about the 17 vessels chartered to CMA CGM and which are reflected in these consolidated financial statements.

Vessel Name	Capacity in TEUs (1)	Year Built	Purchase Date by GSL(2)	Remaining Charter Duration (years) (3)	Daily Charter Rate
Ville d’Orion (4)	4,113	1997	December 2007	0.30	$7.000
Ville d’Aquarius (4)	4,113	1996	December 2007	0.30	$7.000
CMA CGM Matisse (5)	2,262	1999	December 2007	3.00	$18.465
CMA CGM Utrillo (5)	2,262	1999	December 2007	3.00	$18.465
Delmas Keta	2,207	2003	December 2007	4.00	$18.465
Julie Delmas	2,207	2002	December 2007	4.00	$18.465
Kumasi	2,207	2002	December 2007	4.00	$18.465
Marie Delmas	2,207	2002	December 2007	4.00	$18.465
CMA CGM La Tour (5)	2,272	2001	December 2007	3.00	$18.465
CMA CGM Manet (5)	2,272	2001	December 2007	3.00	$18.465
CMA CGM Alcazar	5,089	2007	January 2008	7.00	$33.750
CMA CGM Château d’lf	5,089	2007	January 2008	7.00	$33.750
CMA CGM Thalassa	11,040	2008	December 2008	12.00	$47.200
CMA CGM Jamaica	4,298	2006	December 2008	9.00	$25.350
CMA CGM Sambhar	4,045	2006	December 2008	9.00	$25.350
CMA CGM America	4,045	2006	December 2008	9.00	$25.350
CMA CGM Berlioz	6,621	2001	August 2009	7.75	$34.000

(1)	Twenty-foot Equivalent Units.
(2)	Purchase dates of vessels related to the Company’s time charter business.
(3)	As at December 31, 2013. Plus or minus 90 days, other than Ville d’Orion and Ville d’Aquarius, at charterer’s option.
(4)	New charters commenced on May 1, 2013 and will expire on April 30, 2014 plus or minus 30 days at charterer’s option. On January 31, 2014 CMA CGM issued notices of redelivery for Ville d’Orion and Ville d’Aquarius. These gave CMA CGM the right to redeliver the vessels as early as between April 1 and April 15, 2014 on the expiration of the current charters. It is currently expected that one vessel will be redelivered towards the end of April 2014 and the other towards the end of May 2014.
(5)	Effective March 19, 2014 these charters were extended by three years to provide for new expiry dates in December 2019 and new daily charter rates of $15,300, effective as of February 1, 2014.